Income Taxes (Schedule of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 27,317	$ 18,000	$ 13,930
Additions for tax positions related to the current year	12,321	8,777	4,039
Increase foreign currency impact		1,242
Decrease foreign currency impact	(2,000)
Adjustments for tax positions related tax settlements			129
Subtractions for tax positions related to previous years	(15,576)	(687)
Reduction of reserve for statute expirations	(18)	(15)	(98)
Balance at end of year	$ 22,044	$ 27,317	$ 18,000